Expense Example - Nuveen International Value Fund	Jun. 30, 2026 USD ($)
Nuveen International Value Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 668
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	1,696
Nuveen International Value Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,240
Nuveen International Value Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906